Investments (Fair Value of the Company's Mortgage-backed Securities by Credit Rating and Non-U.S. Agency Mortgage-backed Securities by Origination) (Details) (USD $) In Millions	Dec. 31, 2010
Mortgage-backed securities	$ 2,368
AAA
Mortgage-backed securities	2,345
AAA | 2010
Mortgage-backed securities	8
AAA | 2007
Mortgage-backed securities	73
AAA | 2006
Mortgage-backed securities	123
AAA | 2005
Mortgage-backed securities	140
AAA | Pre-2005
Mortgage-backed securities	98
AAA | U.S. Agency Mortgage-backed Securities
Mortgage-backed securities	1,903
AA
Mortgage-backed securities	1
AA | 2010
Mortgage-backed securities	0
AA | 2007
Mortgage-backed securities	0
AA | 2006
Mortgage-backed securities	0
AA | 2005
Mortgage-backed securities	0
AA | Pre-2005
Mortgage-backed securities	1
AA | U.S. Agency Mortgage-backed Securities
Mortgage-backed securities	0
A
Mortgage-backed securities	1
A | 2010
Mortgage-backed securities	0
A | 2007
Mortgage-backed securities	0
A | 2006
Mortgage-backed securities	0
A | 2005
Mortgage-backed securities	0
A | Pre-2005
Mortgage-backed securities	1
A | U.S. Agency Mortgage-backed Securities
Mortgage-backed securities	0
Non-investment Grade
Mortgage-backed securities	21
Non-investment Grade | 2010
Mortgage-backed securities	0
Non-investment Grade | 2007
Mortgage-backed securities	3
Non-investment Grade | 2006
Mortgage-backed securities	14
Non-investment Grade | 2005
Mortgage-backed securities	3
Non-investment Grade | Pre-2005
Mortgage-backed securities	1
Non-investment Grade | U.S. Agency Mortgage-backed Securities
Mortgage-backed securities	0
U.S. Agency Mortgage-backed Securities
Mortgage-backed securities	1,903
2010
Mortgage-backed securities	8
2007
Mortgage-backed securities	76
2006
Mortgage-backed securities	137
2005
Mortgage-backed securities	143
Pre-2005
Mortgage-backed securities	$ 101